Property Plant and Equipment - Summary of Property Plant and Equipment (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Statement [Line Items]
Balance-January 1,2019	$ 3,626
Balance-December 31, 2019	7,311
Leasehold improvements [member]
Statement [Line Items]
Balance-December 31, 2019	1,862
Right-of-use assets [member]
Statement [Line Items]
Balance-December 31, 2019	4,034
Other
Statement [Line Items]
Balance-December 31, 2019	1,415
At Cost [member]
Statement [Line Items]
Balance-January 1,2019	7,696
Additions upon adoption of IFRS 16	4,679
Additions	615
Disposals	(36)
Balance-December 31, 2019	12,954
At Cost [member] | Leasehold improvements [member]
Statement [Line Items]
Balance-January 1,2019	4,378
Additions	9
Disposals	(7)
Balance-December 31, 2019	4,380
At Cost [member] | Right-of-use assets [member]
Statement [Line Items]
Additions upon adoption of IFRS 16	4,679
Additions	59
Balance-December 31, 2019	4,738
At Cost [member] | Other
Statement [Line Items]
Balance-January 1,2019	3,318
Additions	547
Disposals	(29)
Balance-December 31, 2019	3,836
Accumulated depreciation and amortisation [member]
Statement [Line Items]
Balance-January 1,2019	(4,070)
Disposals	36
Depreciation	(1,609)
Balance-December 31, 2019	(5,643)
Accumulated depreciation and amortisation [member] | Leasehold improvements [member]
Statement [Line Items]
Balance-January 1,2019	(2,024)
Disposals	7
Depreciation	(501)
Balance-December 31, 2019	(2,518)
Accumulated depreciation and amortisation [member] | Right-of-use assets [member]
Statement [Line Items]
Depreciation	(704)
Balance-December 31, 2019	(704)
Accumulated depreciation and amortisation [member] | Other
Statement [Line Items]
Balance-January 1,2019	(2,046)
Disposals	29
Depreciation	(404)
Balance-December 31, 2019	$ (2,421)